6. Revenue - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€)
Other revenue information
Contingent payment upon achievement of certain milestone under the collaboration agreement | $			$ 4.4
Revenue under contract liabilities				€ 14,795	€ 230
Additional payments upon achievement of milestones | $			$ 5,000.0
Remaining performance obligations							€ 59,300
Performance obligations description			The remaining performance obligations at December 31, 2019 are approximately €59.3 million and are expected to be recognized as revenue to a large extent over the next two years.	The remaining performance obligations at December 31, 2019 are approximately €59.3 million and are expected to be recognized as revenue to a large extent over the next two years.
Amphivena
Other revenue information
Service fees to be received				€ 16,000
Revenue						€ 200
Leukemia & Lymphoma Society
Other revenue information
Revenue					200	200
AbCheck
Other revenue information
Revenue				1,700	1,700	€ 1,600
Genentech Inc
Other revenue information
Revenue				19,700	21,800
Collaboration agreement initial upfront payment received	$ 96.0	€ 83,200
Revenue under contract liabilities				€ 59,300	€ 61,400